UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY FINANCIAL SERVICES FUND

FORM N-Q
January 31, 2006

SMITH BARNEY FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 99.0%
Capital Markets — 15.4%
101,854	Bank of New York Co. Inc.	$3,239,976
6,216	Bear Stearns Cos. Inc.	786,075
13,003	Goldman Sachs Group Inc.	1,836,674
51,697	Morgan Stanley	3,176,781

	Total Capital Markets	9,039,506

Commercial Banks — 27.3%
150,069	Bank of America Corp.	6,637,547
48,631	Comerica Inc.	2,697,562
49,791	PNC Financial Services Group Inc.	3,229,444
25,360	UnionBanCal Corp.	1,701,402
28,093	Wells Fargo & Co.	1,751,880

	Total Commercial Banks	16,017,835

Diversified Financial Services — 12.1%
26,579	Alliance Capital Management Holding LP	1,606,435
45,886	CIT Group Inc.	2,447,559
77,519	JPMorgan Chase & Co.	3,081,380

	Total Diversified Financial Services	7,135,374

Insurance — 25.2%
34,588	Allstate Corp.	1,800,305
91,141	Aon Corp.	3,118,845
9,160	Chubb Corp.	864,246
43,148	Cincinnati Financial Corp.	1,964,960
26,938	Hartford Financial Services Group Inc.	2,215,112
27,051	MBIA Inc.	1,665,259
74,946	Nationwide Financial Services Inc., Class A Shares	3,189,702

	Total Insurance	14,818,429

Real Estate — 3.8%
12,600	Archstone-Smith Trust	590,436
12,700	Equity Office Properties Trust	404,114
16,400	Health Care Property Investors Inc.	455,100
9,300	Simon Property Group Inc.	770,412

	Total Real Estate	2,220,062

Thrifts & Mortgage Finance — 15.2%
44,613	Fannie Mae	2,584,877
43,691	Freddie Mac	2,964,871
77,812	PMI Group Inc.	3,363,813

	Total Thrifts & Mortgage Finance	8,913,561

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $49,848,793)	58,144,767

FACE
AMOUNT

SHORT-TERM INVESTMENT — 1.3%
Repurchase Agreement — 1.3%
$ 777,000	State Street Bank & Trust Co. dated 1/31/06, 3.970% due 2/1/06; Proceeds
	at maturity - $777,086; (Fully collateralized by U.S. Treasury Bond,
	3.625% due 4/30/07; Market value - $793,052)
	(Cost — $777,000)	777,000

	TOTAL INVESTMENTS — 100.3% (Cost — $50,625,793#)	58,921,767

	Liabilities in Excess of Other Assets — (0.3)%	(178,183)

	TOTAL NET ASSETS — 100.0%	$58,743,584

#      Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Financial Services Fund (the “Fund”) is a separate investment fund of the Smith Barney Sector Series Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,958,232
Gross unrealized depreciation	(662,258)

Net unrealized appreciation	$8,295,974

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	April 3, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date	April 3, 2006